Mineral Property (Details) (USD $)	3 Months Ended					4 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Mar. 31, 2010		Oct. 31, 2012
Payments to Acquire Mineral Rights				$ 25,000
Carrying Costs, Property and Exploration Rights				5,000,000	[1]
Business Acquisition, Cost of Acquired Entity, Cash Paid			250,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,861,111	[2]	2,583,333			3,000,000
Smelter royalty			2.00%
Business Acquisition, Contingent Consideration, Shares Issuable	277,778	[2]
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 200,000	[3]				$ 150,000

[1]	By March 29, 2016
[2]	If a registration statement is declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013
[3]	If a registration statement is not declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013